CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Statements of Cash Flows
Net cash generated from operating activities	¥ (231,235)	$ (35,438)	¥ 852,833	¥ 637,204
Net cash used in investing activities	(872,933)	(133,783)	(1,912,482)	(1,230,953)
Net cash generated from financing activities	1,548,184	237,270	2,011,812	557,149
Net increase/(decrease) in cash and cash equivalents	251,906	38,607	957,807	16,579
Cash and cash equivalents at beginning of year	1,985,413		1,616,785
Cash and cash equivalents at end of year	1,383,317	212,003	1,985,413	1,616,785
Parent | Reportable legal entities
Condensed Statements of Cash Flows
Net cash generated from operating activities	(289,910)	(44,430)	4,218	3,132
Net cash used in investing activities	(534,059)	(81,848)	(1,224,149)	(41,166)
Net cash generated from financing activities	847,346	129,861	1,224,514	4,249
Net increase/(decrease) in cash and cash equivalents	23,377	3,583	4,583	(33,785)
Cash and cash equivalents at beginning of year	9,933	1,522	5,350	39,135
Cash and cash equivalents at end of year	¥ 33,310	$ 5,105	¥ 9,933	¥ 5,350